COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2012
Common Stock Tables
Summary of the activity of options
	Options	Weighted-Average exercise price	Weighted- Average grant date fair value
Balance January 1, 2012	—	$—	$—
Options granted	1,600,000	0.30	0.21
Outstanding as of September 30, 2012	1,600,000	0.30	0.21
Exercisable as of September 30, 2012	600,000	0.30	0.21

Fair value using Black-Scholes option-pricing model
Expected Volatility	167%
Expected Dividend Yield	0%
Expected Life (Term)	3 years
Risk-Free Interest Rate	0.30%